OTHER NON-CURRENT LIABILITIES - Schedule Of Detailed Information About Other Non-Current Liabilities Explanatory (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Detailed Information About Other Long Term Liabilities [Abstract]
Equipment financing facilities	$ 145,576	$ 85,858
Lease liabilities	73,691	60,533
Post-employment benefits	19,299	6,282
Cash-settled share-based payments	7,274	5,371
Provision for legal matters	34	6,395
Other non-current liabilities	5,412	7,038
Other non-current liabilities	$ 251,286	$ 171,477